                        SUPPLEMENT DATED AUGUST 15, 2005

                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
                 MARCH 31, 2005, JUNE 6, 2005 AND JULY 13, 2005

                              DATED APRIL 29, 2005
                       VAN KAMPEN EQUITY AND INCOME FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
          APRIL 29, 2005, JUNE 3, 2005, JUNE 6, 2005 AND JULY 13, 2005

                                    AND THE
                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
                  MAY 23, 2005, JUNE 6, 2005 AND JULY 13, 2005

                              DATED APRIL 29, 2005
                       VAN KAMPEN EQUITY AND INCOME FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
                  MAY 23, 2005, JUNE 3, 2005 AND JULY 13, 2005

                                    AND THE
                 CLASS I SHARES AND CLASS II SHARES PROSPECTUS

                              DATED APRIL 29, 2005
                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN GROWTH AND INCOME PORTFOLIO

     The Prospectus is hereby supplemented as follows:

          (1) The following sentence is added as the last sentence in the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES":

     The Fund may invest up to 15% of its assets in equity real estate investment trusts ("REITs").
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          (2) In the section entitled "RISK/RETURN SUMMARY"-- PRINCIPAL
     INVESTMENT RISKS," the following paragraph is added before the paragraph entitled "MANAGER RISK":

     RISKS OF INVESTING IN REAL ESTATE INVESTMENT TRUSTS ("REITS"). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents' increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Investments in REITs may involve duplication of management fees and certain other expenses. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  REITSPTA  8/05